Leases (table)	12 Months Ended
Mar. 31, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Years ending March 31:
2014	$32,814
2015	30,306
2016	26,559
2017	22,603
2018	18,641
2019-2031	36,774
Total minimum payment required	$167,697